Minimum Lease Commitments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Minimum Lease Commitments [Abstract]
Gross rental expense	$ 7.9	$ 6.2	$ 5.5
Gross rental income	$ 3.8	$ 2.4	$ 2.2